Shareholder Report, Holdings (Details)	May 31, 2025
C000213124 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213124 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000213124 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213124 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213124 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000213124 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000213124 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213124 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213124 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213124 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213124 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213124 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000213124 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213124 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213124 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000213124 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213124 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213124 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213124 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213125 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213125 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000213125 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213125 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213125 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000213125 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000213125 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213125 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213125 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213125 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213125 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213125 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000213125 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213125 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213125 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000213125 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213125 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213125 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213125 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213126 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213126 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000213126 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213126 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213126 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000213126 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000213126 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213126 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213126 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213126 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213126 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213126 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000213126 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213126 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213126 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000213126 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213126 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213126 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213126 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213127 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213127 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000213127 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213127 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213127 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000213127 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000213127 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213127 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213127 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213127 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213127 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213127 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000213127 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213127 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213127 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000213127 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213127 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213127 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213127 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213128 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213128 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000213128 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213128 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213128 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000213128 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000213128 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213128 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213128 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213128 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213128 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213128 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000213128 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213128 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213128 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000213128 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213128 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213128 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213128 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001741 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000001741 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001741 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001741 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001741 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000001741 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000001741 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001741 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001741 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001741 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000001741 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001741 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000001741 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000001741 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000001741 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001741 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001741 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001741 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000153916 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000153916 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153916 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153916 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153916 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000153916 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000153916 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153916 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153916 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153916 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000153916 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153916 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153916 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000153916 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000153916 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153916 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153916 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153916 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000153917 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000153917 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153917 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153917 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153917 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000153917 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000153917 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153917 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153917 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153917 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000153917 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153917 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153917 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000153917 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000153917 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153917 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153917 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153917 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000153918 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000153918 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153918 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153918 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153918 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000153918 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000153918 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153918 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153918 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153918 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000153918 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153918 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153918 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000153918 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000153918 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153918 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153918 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153918 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000106437 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106437 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000106437 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000106437 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000106437 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000106437 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106437 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106437 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000106437 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106437 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106437 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000106437 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000106437 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000106437 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106437 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128461 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128461 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000128461 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000128461 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000128461 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000128461 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000128461 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128461 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128461 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000128461 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000128461 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000128461 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128461 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000128461 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128461 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001737 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001737 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000001737 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000001737 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000001737 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001737 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001737 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001737 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001737 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001737 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001737 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000001737 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001737 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000001737 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001737 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000051988 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051988 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000051988 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000051988 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000051988 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000051988 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051988 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000051988 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051988 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000051988 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051988 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000051988 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051988 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000051988 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051988 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001735 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001735 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000001735 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000001735 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000001735 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001735 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001735 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001735 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001735 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001735 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001735 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000001735 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001735 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000001735 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001735 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001738 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000001738 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001738 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001738 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001738 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000001738 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000001738 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001738 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001738 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001738 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000001738 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001738 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000001738 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000001738 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000001738 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001738 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001738 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001738 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000001740 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000001740 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001740 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001740 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001740 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000001740 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000001740 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001740 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001740 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001740 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000001740 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001740 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000001740 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000001740 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000001740 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001740 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001740 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001740 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%